Revenue - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) vessel contract	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Cost of Goods and Services Sold	$ 297,225,000	$ 402,294,000	$ 381,306,000
Number of primary forms of contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Two Years	$ 5,200,000
Property, Plant and Equipment, Net	1,557,829,000	1,769,726,000
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 45,300,000
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	9
Charters Out Expires 2021
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	7
Charters Out Expires 2022
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2
Assets Leased to Others
Disaggregation of Revenue [Line Items]
Property, Plant and Equipment, Net	$ 344,400,000	173,800,000
Property, Plant and Equipment, Gross	464,800,000	213,800,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	120,400,000	40,000,000.0
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 4,200,000	$ 7,500,000